Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	Pinduoduo Inc.
Entity Central Index Key	0001737806
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	2,381,240,988
Class B ordinary shares
Entity Common Stock, Shares Outstanding	2,074,447,700